UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2019

Item 1. Schedule of Investments.

American Customer Satisfaction ETF
Schedule of Investments
December 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 94.6%
	Communication Services - 10.8%
944	Alphabet, Inc. - Class C (a)	$1,262,147
393	Altice USA, Inc. - Class A (a)	10,745
16,637	AT&T, Inc.	650,174
11,602	DISH Network Corporation - Class A (a)	411,523
6,140	Motorola Solutions, Inc.	989,400
27,128	New York Times Company - Class A	872,708
10,028	T-Mobile US, Inc. (a)	786,396
11,284	Verizon Communications, Inc.	692,837
114,653	Vonage Holdings Corporation (a)	849,579
		6,525,509
	Consumer Discretionary - 20.1%
31,806	Bed Bath & Beyond, Inc.	550,244
422	Chipotle Mexican Grill, Inc. (a)	353,260
320	Comcast Corporation - Class A	14,390
2,394	Cracker Barrel Old Country Store, Inc.	368,054
2,978	Darden Restaurants, Inc.	324,632
4,844	Dillard’s, Inc. - Class A	355,937
1,336	Domino’s Pizza, Inc.	392,490
6,748	Etsy, Inc. (a)	298,936
2,516	Expedia Group, Inc.	272,080
39,519	Ford Motor Company	367,527
9,871	General Motors Company	361,279
46,317	Hanesbrands, Inc.	687,807
3,822	Hilton Worldwide Holdings, Inc.	423,898
4,561	Hyatt Hotels Corporation - Class A	409,167
6,858	Kohl’s Corporation	349,415
39,523	L Brands, Inc.	716,157
5,746	Marriott International, Inc. - Class A	870,117
34,827	Michaels Companies, Inc. (a)	281,751
4,067	NIKE, Inc. - Class B	412,028
10,025	Nordstrom, Inc.	410,323
889	O’Reilly Automotive, Inc. (a)	389,613
6,563	Papa John’s International, Inc.	414,453
3,864	Starbucks Corporation	339,723
14,908	Texas Roadhouse, Inc.	839,619
5,956	TJX Companies, Inc.	363,673
18,795	TripAdvisor, Inc.	570,992
1,460	Ulta Beauty, Inc. (a)	369,584
3,756	V.F. Corporation	374,323
2,650	Yum! Brands, Inc.	266,934
		12,148,406

	Consumer Staples - 13.3%
3,853	Clorox Company	591,589
8,150	Colgate-Palmolive Company	561,046
3,554	Costco Wholesale Corporation	1,044,592
10,766	General Mills, Inc.	576,627
8,194	Hershey Company	1,204,354
39,265	Keurig Dr Pepper, Inc.	1,136,722
15,080	Kroger Company	437,169
8,531	PepsiCo, Inc.	1,165,932
10,492	Procter & Gamble Company	1,310,451
100	Walmart, Inc.	11,884
		8,040,366
	Financials - 11.9%
5,610	Allstate Corporation	630,844
4,438	Capital One Financial Corporation	456,715
50,128	Charles Schwab Corporation	2,384,088
18,242	Citigroup, Inc.	1,457,353
3,428	JPMorgan Chase & Company	477,863
2,819	PNC Financial Services Group, Inc.	449,997
15,765	Truist Financial Corporation	887,885
7,116	US Bancorp	421,908
		7,166,653
	Health Care - 2.1%
3,396	Humana, Inc.	1,244,702

	Industrials - 9.3%
20,783	Alaska Air Group, Inc.	1,408,048
487	American Airlines Group, Inc.	13,967
3,314	Delta Air Lines, Inc.	193,803
8,411	FedEx Corporation	1,271,828
42,421	JetBlue Airways Corporation (a)	794,121
13,248	Southwest Airlines Company	715,127
10,305	United Parcel Service, Inc. - Class B	1,206,303
		5,603,197
	Information Technology - 14.5%
970	Amazon.com, Inc. (a)	1,792,405
10,342	Apple, Inc.	3,036,928
80,048	HP, Inc.	1,644,986
7,081	Netflix, Inc. (a)	2,291,199
		8,765,518
	Utilities - 12.6%
4,170	Ameren Corporation	320,256
7,745	Atmos Energy Corporation	866,356
53,175	CenterPoint Energy, Inc.	1,450,082
9,305	Consolidated Edison, Inc.	841,823
6,318	Dominion Energy, Inc.	523,257
4,547	Edison International	342,889
2,820	Entergy Corporation	337,836
2,974	NextEra Energy, Inc.	720,184
17,809	NiSource, Inc.	495,803
2,259	Sempra Energy	342,193
11,132	Southern Company	709,109
5,380	WEC Energy Group, Inc.	496,197
2,466	Xcel Energy, Inc.	156,566
		7,602,551
	TOTAL COMMON STOCKS (Cost $54,333,902)	57,096,902

		EXCHANGE TRADED FUNDS - 5.2%
		Energy - 0.8%
3,945		Energy Select Sector SPDR Fund	236,858
7,321		iShares U.S. Energy ETF	235,150
			472,008
		Health Care - 2.8%
8,320		Health Care Select Sector SPDR Fund	847,475
3,949		iShares U.S. Healthcare ETF	851,878
			1,699,353
		Materials - 0.8%
2,507		iShares U.S. Basic Materials ETF	245,536
4,045		Materials Select Sector SPDR Fund	248,444
			493,980
		Real Estate - 0.8%
2,442		iShares U.S. Real Estate ETF	227,301
5,759		Real Estate Select Sector SPDR Fund	222,701
			450,002
		TOTAL EXCHANGE TRADED FUNDS (Cost $2,869,171)	3,115,343

		SHORT-TERM INVESTMENTS - 0.2%
90,903		First American Government Obligations Fund, Class X, 1.51% (b)	90,903
		TOTAL SHORT-TERM INVESTMENTS (Cost $90,903)	90,903
		TOTAL INVESTMENTS - 100.0% (Cost $57,293,976)	60,303,148
		Other Assets in Excess of Liabilities - 0.0% (c)	19,572
		NET ASSETS - 100.0%	$60,322,720

		Percentages are stated as a percent of net assets.
		The Fund’s security classifications are defined by the Fund Advisor.
	(a)	Non-income producing security.
	(b)	Rate shown is the annualized seven-day yield as of December 31, 2019.
	(c)	Represents less than 0.05% of net assets.

Brand Value ETF
Schedule of Investments
December 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Communication Services - 8.9%
314	Alphabet, Inc. - Class C (a)	$419,824
10,473	AT&T, Inc.	409,285
6,411	Verizon Communications, Inc.	393,635
14,522	ViacomCBS, Inc. - Class B	609,488
		1,832,232
	Consumer Discretionary - 22.3%
40,764	Ford Motor Company	379,105
9,733	General Motors Company	356,228
11,964	Harley-Davidson, Inc.	444,941
3,995	Hilton Worldwide Holdings, Inc.	443,086
11,993	La-Z-Boy, Inc.	377,540
2,926	Marriott International, Inc. - Class A	443,084
4,275	NIKE, Inc. - Class B	433,100
4,183	Ralph Lauren Corporation	490,331
3,448	Target Corporation	442,068
2,702	Walt Disney Company	390,791
2,702	Whirlpool Corporation	398,626
		4,598,900
	Consumer Staples - 18.6%
8,239	Campbell Soup Company	407,171
2,259	Clorox Company	346,847
6,704	Coca-Cola Company	371,066
4,956	Colgate-Palmolive Company	341,171
6,843	General Mills, Inc.	366,511
3,492	J.M. Smucker Company	363,622
5,874	Kellogg Company	406,246
2,684	PepsiCo, Inc.	366,822
3,015	Procter & Gamble Company	376,574
22,352	Revlon, Inc. - Class A (a)	478,780
		3,824,810
	Energy - 3.7%
3,172	Chevron Corporation	382,258
5,392	Exxon Mobil Corporation	376,254
		758,512
	Financials - 13.1%
3,126	American Express Company	389,156
13,581	Bank of America Corporation	478,323
4,302	Capital One Financial Corporation	442,719
9,576	Charles Schwab Corporation	455,434
3,407	JPMorgan Chase & Company	474,936
8,943	Morgan Stanley	457,166
		2,697,734

		Health Care - 6.4%
7,733		Bristol-Myers Squibb Company	496,381
2,880		Johnson & Johnson	420,106
10,401		Pfizer, Inc.	407,511
			1,323,998
		Industrials - 5.8%
13,709		American Airlines Group, Inc.	393,174
22,480		JetBlue Airways Corporation (a)	420,825
4,399		United Airlines Holdings, Inc. (a)	387,508
			1,201,507
		Information Technology - 21.0%
204		Amazon.com, Inc. (a)	376,959
1,767		Apple, Inc.	518,879
9,345		eBay, Inc.	337,448
1,964		Facebook, Inc. - Class A (a)	403,111
20,261		HP, Inc.	416,364
7,577		Intel Corporation	453,484
2,730		International Business Machines Corporation	365,929
1,297		Mastercard, Inc. - Class A	387,271
2,680		Microsoft Corporation	422,636
8,514		Twitter, Inc. (a)	272,874
2,034		Visa, Inc. - Class A	382,189
			4,337,144
		TOTAL COMMON STOCKS (Cost $19,315,634)	20,574,837

		SHORT-TERM INVESTMENTS - 0.2%
36,402		First American Government Obligations Fund, Class X, 1.51% (b)	36,402
		TOTAL SHORT-TERM INVESTMENTS (Cost $36,402)	36,402
		TOTAL INVESTMENTS - 100.0% (Cost $19,352,036)	20,611,239
		Liabilities in Excess of Other Assets - 0.0% (c)	(132)
		NET ASSETS - 100.0%	$20,611,107

		Percentages are stated as a percent of net assets.
		The Fund’s security classifications are defined by the Fund Advisor.
	(a)	Non-income producing security.
	(b)	Rate shown is the annualized seven-day yield as of December 31, 2019.
	(c)	Represents less than 0.05% of net assets.

Reverse Cap Weighted U.S. Large Cap ETF
Schedule of Investments
December 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Communication Services - 1.6%
32	AT&T, Inc.	$1,251
1,850	CenturyLink, Inc.	24,438
10	Charter Communications, Inc. - Class A (a)	4,851
1,118	DISH Network Corporation - Class A (a)	39,655
575	Live Nation Entertainment, Inc. (a)	41,095
78	Motorola Solutions, Inc.	12,569
191	T-Mobile US, Inc. (a)	14,978
23	Verizon Communications, Inc.	1,412
414	ViacomCBS, Inc. - Class B	17,376
		157,625
	Consumer Discretionary - 19.5%
197	Advance Auto Parts, Inc.	31,552
155	Aptiv plc	14,720
9	AutoZone, Inc. (a)	10,722
201	Best Buy Company, Inc.	17,648
2	Booking Holdings, Inc. (a)	4,107
852	BorgWarner, Inc.	36,960
1,463	Capri Holdings, Ltd. (a)	55,813
219	CarMax, Inc. (a)	19,200
357	Carnival Corporation	18,146
20	Chipotle Mexican Grill, Inc. (a)	16,742
35	Comcast Corporation - Class A	1,574
342	D.R. Horton, Inc.	18,041
210	Darden Restaurants, Inc.	22,892
465	Discovery, Inc. - Class A (a)	15,224
254	Discovery, Inc. - Class C (a)	7,744
57	Dollar General Corporation	8,891
164	Dollar Tree, Inc. (a)	15,424
190	Expedia Group, Inc.	20,547
1,040	Ford Motor Company	9,672
155	Fox Corporation - Class A	5,746
353	Fox Corporation - Class B	12,849
5,681	Gap, Inc.	100,440
252	Garmin, Ltd.	24,585
215	General Motors Company	7,869
206	Genuine Parts Company	21,883
3,125	H&R Block, Inc.	73,375
4,477	Hanesbrands, Inc.	66,483
1,553	Harley-Davidson, Inc.	57,756
250	Hasbro, Inc.	26,403
107	Hilton Worldwide Holdings, Inc.	11,867
5	Home Depot, Inc.	1,092
1,627	Interpublic Group of Companies, Inc.	37,584

921	Kohl’s Corporation	46,925
4,617	L Brands, Inc.	83,660
208	Las Vegas Sands Corporation	14,360
989	Leggett & Platt, Inc.	50,271
362	Lennar Corporation - Class A	20,196
833	LKQ Corporation (a)	29,738
33	Lowe’s Companies, Inc.	3,952
4,730	Macy’s, Inc.	80,410
60	Marriott International, Inc. - Class A	9,086
9	McDonald’s Corporation	1,778
625	MGM Resorts International	20,794
296	Mohawk Industries, Inc. (a)	40,368
2,383	Newell Brands, Inc.	45,801
829	News Corporation - Class A	11,722
2,626	News Corporation - Class B	38,103
29	NIKE, Inc. - Class B	2,938
2,125	Nordstrom, Inc.	86,976
502	Norwegian Cruise Line Holdings, Ltd. (a)	29,322
7	NVR, Inc. (a)	26,659
237	Omnicom Group, Inc.	19,202
23	O’Reilly Automotive, Inc. (a)	10,080
811	PulteGroup, Inc.	31,467
418	PVH Corporation	43,953
488	Ralph Lauren Corporation	57,203
72	Ross Stores, Inc.	8,382
128	Royal Caribbean Cruises, Ltd.	17,089
31	Starbucks Corporation	2,726
1,813	Tapestry, Inc.	48,897
42	Target Corporation	5,385
180	Tiffany & Company	24,057
78	TJX Companies, Inc.	4,763
313	Tractor Supply Company	29,247
95	Ulta Beauty, Inc. (a)	24,048
1,172	Under Armour, Inc. - Class A (a)	25,315
1,373	Under Armour, Inc. - Class C (a)	26,334
121	V.F. Corporation	12,059
8	Walt Disney Company	1,157
239	Whirlpool Corporation	35,260
212	Wynn Resorts, Ltd.	29,441
114	Yum! Brands, Inc.	11,483
		1,904,158
	Consumer Staples - 5.9%
77	Altria Group, Inc.	3,843
303	Archer-Daniels-Midland Company	14,044
444	Brown-Forman Corporation - Class B	30,014
861	Campbell Soup Company	42,551
284	Church & Dwight Company, Inc.	19,977
119	Clorox Company	18,271
30	Coca-Cola Company	1,661
71	Colgate-Palmolive Company	4,888
860	Conagra Brands, Inc.	29,446

62	Constellation Brands, Inc. - Class A	11,765
7	Costco Wholesale Corporation	2,057
9,252	Coty, Inc. - Class A	104,085
50	CVS Health Corporation	3,714
35	Estee Lauder Companies, Inc. - Class A	7,229
214	General Mills, Inc.	11,462
107	Hershey Company	15,727
596	Hormel Foods Corporation	26,886
293	J.M. Smucker Company	30,510
315	Kellogg Company	21,785
51	Kimberly-Clark Corporation	7,015
541	Kraft Heinz Company	17,382
545	Kroger Company	15,800
315	Lamb Weston Holdings, Inc.	27,099
100	McCormick & Company, Inc.	16,973
696	Molson Coors Brewing Company - Class B	37,514
72	Mondelez International, Inc. - Class A	3,966
234	Monster Beverage Corporation (a)	14,871
10	PepsiCo, Inc.	1,367
32	Philip Morris International, Inc.	2,723
7	Procter & Gamble Company	874
98	Sysco Corporation	8,383
151	Tyson Foods, Inc. - Class A	13,747
137	Walgreens Boots Alliance, Inc.	8,078
17	Walmart, Inc.	2,020
		577,727
	Energy - 7.4%
1,950	Apache Corporation	49,900
910	Baker Hughes Company	23,323
3,164	Cabot Oil & Gas Corporation	55,085
10	Chevron Corporation	1,205
1,425	Cimarex Energy Company	74,798
268	Concho Resources, Inc.	23,469
80	ConocoPhillips	5,202
1,571	Devon Energy Corporation	40,799
292	Diamondback Energy, Inc.	27,115
97	EOG Resources, Inc.	8,125
17	Exxon Mobil Corporation	1,186
682	Halliburton Company	16,689
1,746	Helmerich & Payne, Inc.	79,321
342	Hess Corporation	22,849
893	HollyFrontier Corporation	45,284
422	Kinder Morgan, Inc.	8,934
2,644	Marathon Oil Corporation	35,905
155	Marathon Petroleum Corporation	9,339
1,528	National Oilwell Varco, Inc.	38,276
1,396	Noble Energy, Inc.	34,677
267	Occidental Petroleum Corporation	11,003
156	ONEOK, Inc.	11,805
62	Phillips 66	6,907
109	Pioneer Natural Resources Company	16,499

165	Schlumberger, Ltd.	6,633
2,007	TechnipFMC plc	43,030
95	Valero Energy Corporation	8,897
550	Williams Companies, Inc.	13,046
		719,301
	Financials - 11.4%
167	Aflac, Inc.	8,834
89	Allstate Corporation	10,008
33	American Express Company	4,108
130	American International Group, Inc.	6,673
88	Ameriprise Financial, Inc.	14,659
35	Aon plc	7,290
207	Arthur J. Gallagher & Company	19,713
322	Assurant, Inc.	42,208
37	Bank of America Corporation	1,303
164	Bank of New York Mellon Corporation	8,254
3	Berkshire Hathaway, Inc. - Class B (a)	680
12	BlackRock, Inc.	6,032
69	Capital One Financial Corporation	7,101
233	Cboe Global Markets, Inc.	27,960
121	Charles Schwab Corporation	5,755
28	Chubb, Ltd.	4,358
202	Cincinnati Financial Corporation	21,240
27	Citigroup, Inc.	2,157
474	Citizens Financial Group, Inc.	19,249
18	CME Group, Inc.	3,613
457	Comerica, Inc.	32,790
146	Discover Financial Services	12,384
716	E*TRADE Financial Corporation	32,485
107	Everest Re Group, Ltd.	29,622
508	Fifth Third Bancorp	15,616
155	First Republic Bank	18,205
1,819	Franklin Resources, Inc.	47,258
300	Globe Life, Inc.	31,575
22	Goldman Sachs Group, Inc.	5,059
256	Hartford Financial Services Group, Inc.	15,557
1,418	Huntington Bancshares, Inc.	21,383
68	Intercontinental Exchange, Inc.	6,293
2,905	Invesco, Ltd.	52,232
6	JPMorgan Chase & Company	836
840	KeyCorp	17,002
478	Lincoln National Corporation	28,207
506	Loews Corporation	26,560
83	M&T Bank Corporation	14,089
65	MarketAxess Holdings, Inc.	24,642
56	Marsh & McLennan Companies, Inc.	6,239
175	MetLife, Inc.	8,920
38	Moody’s Corporation	9,022
111	Morgan Stanley	5,674
60	MSCI, Inc.	15,491
274	Nasdaq, Inc.	29,345

140	Northern Trust Corporation	14,874
2,730	People’s United Financial, Inc.	46,137
31	PNC Financial Services Group, Inc.	4,949
447	Principal Financial Group, Inc.	24,585
113	Progressive Corporation	8,180
97	Prudential Financial, Inc.	9,093
328	Raymond James Financial, Inc.	29,343
1,213	Regions Financial Corporation	20,815
17	S&P Global, Inc.	4,642
155	State Street Corporation	12,261
104	SVB Financial Group (a)	26,108
408	Synchrony Financial	14,692
98	T. Rowe Price Group, Inc.	11,940
72	Travelers Companies, Inc.	9,860
83	Truist Financial Corporation	4,675
1,769	Unum Group	51,584
67	US Bancorp	3,972
485	W.R. Berkley Corporation	33,513
31	Wells Fargo & Company	1,668
67	Willis Towers Watson plc	13,530
753	Zions Bancorporation	39,096
		1,113,198
	Health Care - 9.0%
27	Abbott Laboratories	2,345
30	AbbVie, Inc.	2,656
222	ABIOMED, Inc. (a)	37,871
155	Agilent Technologies, Inc.	13,223
129	Alexion Pharmaceuticals, Inc. (a)	13,951
68	Align Technology, Inc. (a)	18,975
31	Allergan plc	5,926
308	AmerisourceBergen Corporation	26,186
11	Amgen, Inc.	2,652
13	Anthem, Inc.	3,926
84	Baxter International, Inc.	7,024
18	Becton Dickinson and Company	4,895
22	Biogen, Inc. (a)	6,528
123	Boston Scientific Corporation (a)	5,562
37	Bristol-Myers Squibb Company	2,375
389	Cardinal Health, Inc.	19,676
248	Centene Corporation (a)	15,592
211	Cerner Corporation	15,485
26	Cigna Corporation	5,317
69	Cooper Companies, Inc.	22,169
25	Danaher Corporation	3,837
698	DaVita, Inc. (a)	52,371
468	DENTSPLY SIRONA, Inc.	26,484
32	Edwards Lifesciences Corporation (a)	7,465
29	Eli Lilly & Company	3,811
58	Gilead Sciences, Inc.	3,769
65	HCA Healthcare, Inc.	9,607
481	Henry Schein, Inc. (a)	32,092

455	Hologic, Inc. (a)	23,756
22	Humana, Inc.	8,063
63	IDEXX Laboratories, Inc. (a)	16,451
23	Illumina, Inc. (a)	7,630
231	Incyte Corporation (a)	20,171
9	Intuitive Surgical, Inc. (a)	5,320
91	IQVIA Holdings, Inc. (a)	14,061
4	Johnson & Johnson	584
128	Laboratory Corporation of America Holdings (a)	21,654
97	McKesson Corporation	13,417
21	Medtronic plc	2,382
18	Merck & Company, Inc.	1,637
23	Mettler-Toledo International, Inc. (a)	18,245
1,771	Mylan NV (a)	35,597
329	PerkinElmer, Inc.	31,946
862	Perrigo Company plc	44,531
39	Pfizer, Inc.	1,528
222	Quest Diagnostics, Inc.	23,707
31	Regeneron Pharmaceuticals, Inc. (a)	11,640
102	ResMed, Inc.	15,807
176	STERIS plc	26,826
26	Stryker Corporation	5,458
58	Teleflex, Inc.	21,834
8	Thermo Fisher Scientific, Inc.	2,599
5	UnitedHealth Group, Inc.	1,470
206	Universal Health Services, Inc. - Class B	29,553
189	Varian Medical Systems, Inc. (a)	26,840
28	Vertex Pharmaceuticals, Inc. (a)	6,131
94	Waters Corporation (a)	21,963
71	WellCare Health Plans, Inc. (a)	23,445
76	Zimmer Biomet Holdings, Inc.	11,376
44	Zoetis, Inc.	5,823
		873,215
	Industrials - 14.4%
19	3M Company	3,352
1,128	A.O. Smith Corporation	53,738
597	Alaska Air Group, Inc.	40,447
236	Allegion plc	29,391
1,145	American Airlines Group, Inc.	32,839
150	AMETEK, Inc.	14,961
850	Arconic, Inc.	26,155
3	Boeing Company	977
431	C.H. Robinson Worldwide, Inc.	33,704
30	Caterpillar, Inc.	4,430
59	Cintas Corporation	15,876
215	Copart, Inc. (a)	19,552
85	CSX Corporation	6,151
68	Cummins, Inc.	12,169
37	Deere & Company	6,411
177	Delta Air Lines, Inc.	10,351
184	Dover Corporation	21,208

96	Eaton Corporation plc	9,093
98	Emerson Electric Company	7,474
148	Equifax, Inc.	20,738
328	Expeditors International of Washington, Inc.	25,591
439	Fastenal Company	16,221
47	FedEx Corporation	7,107
1,085	Flowserve Corporation	54,000
189	Fortive Corporation	14,438
566	Fortune Brands Home & Security, Inc.	36,982
46	General Dynamics Corporation	8,112
308	General Electric Company	3,437
15	Honeywell International, Inc.	2,655
127	Huntington Ingalls Industries, Inc.	31,862
158	IDEX Corporation	27,176
156	IHS Markit, Ltd. (a)	11,755
38	Illinois Tool Works, Inc.	6,826
81	Ingersoll-Rand plc	10,767
312	J.B. Hunt Transport Services, Inc.	36,435
298	Jacobs Engineering Group, Inc.	26,769
273	Johnson Controls International plc	11,114
152	Kansas City Southern	23,280
39	L3Harris Technologies, Inc.	7,717
7	Lockheed Martin Corporation	2,726
530	Masco Corporation	25,435
2,374	Nielsen Holdings plc	48,192
37	Norfolk Southern Corporation	7,183
17	Northrop Grumman Corporation	5,848
153	Old Dominion Freight Line, Inc.	29,036
133	PACCAR, Inc.	10,520
63	Parker-Hannifin Corporation	12,967
947	Pentair plc	43,439
1,388	Quanta Services, Inc.	56,505
27	Raytheon Company	5,933
204	Republic Services, Inc.	18,285
1	Resideo Technologies, Inc. (a)	12
752	Robert Half International, Inc.	47,489
72	Rockwell Automation, Inc.	14,592
2,209	Rollins, Inc.	73,250
27	Roper Technologies, Inc.	9,564
212	Snap-on, Inc.	35,913
242	Southwest Airlines Company	13,063
85	Stanley Black & Decker, Inc.	14,088
778	Textron, Inc.	34,699
21	TransDigm Group, Inc.	11,760
17	Union Pacific Corporation	3,073
190	United Airlines Holdings, Inc. (a)	16,737
33	United Parcel Service, Inc. - Class B	3,863
174	United Rentals, Inc. (a)	29,018
19	United Technologies Corporation	2,845
94	Verisk Analytics, Inc.	14,038

71	W.W. Grainger, Inc.	24,035
70	Waste Management, Inc.	7,977
329	Westinghouse Air Brake Technologies Corporation	25,596
312	Xylem, Inc.	24,582
		1,403,524
	Information Technology - 12.5%
14	Accenture plc - Class A	2,948
131	Activision Blizzard, Inc.	7,784
7	Adobe, Inc. (a)	2,309
184	Advanced Micro Devices, Inc. (a)	8,438
294	Akamai Technologies, Inc. (a)	25,396
670	Alliance Data Systems Corporation	75,174
102	Amphenol Corporation- Class A	11,039
67	Analog Devices, Inc.	7,962
62	ANSYS, Inc. (a)	15,959
1	Apple, Inc.	294
105	Applied Materials, Inc.	6,409
168	Arista Networks, Inc. (a)	34,171
49	Autodesk, Inc. (a)	8,990
23	Automatic Data Processing, Inc.	3,921
8	Broadcom, Inc.	2,528
209	Broadridge Financial Solutions, Inc.	25,820
257	Cadence Design Systems, Inc. (a)	17,826
126	CDW Corporation	17,998
32	Cisco Systems, Inc.	1,535
231	Citrix Systems, Inc.	25,618
159	Cognizant Technology Solutions Corporation - Class A	9,861
530	Corning, Inc.	15,428
928	DXC Technology Company	34,884
357	eBay, Inc.	12,891
109	Electronic Arts, Inc. (a)	11,719
289	F5 Networks, Inc. (a)	40,359
4	Facebook, Inc. - Class A (a)	821
28	Fidelity National Information Services, Inc.	3,894
45	Fiserv, Inc. (a)	5,203
44	FleetCor Technologies, Inc. (a)	12,660
897	FLIR Systems, Inc.	46,707
218	Fortinet, Inc. (a)	23,274
155	Gartner, Inc. (a)	23,885
37	Global Payments, Inc.	6,755
1,038	Hewlett Packard Enterprise Company	16,463
563	HP, Inc.	11,570
24	Intel Corporation	1,436
18	International Business Machines Corporation	2,413
17	Intuit, Inc.	4,453
445	IPG Photonics Corporation (a)	64,489
210	Jack Henry & Associates, Inc.	30,591
1,713	Juniper Networks, Inc.	42,191
158	Keysight Technologies, Inc. (a)	16,216
75	KLA Corporation	13,363

31	Lam Research Corporation	9,064
293	Leidos Holdings, Inc.	28,682
5	Mastercard, Inc. - Class A	1,493
340	Maxim Integrated Products, Inc.	20,913
138	Microchip Technology, Inc.	14,451
120	Micron Technology, Inc. (a)	6,454
1	Microsoft Corporation	158
371	NetApp, Inc.	23,095
9	Netflix, Inc. (a)	2,912
861	NortonLifeLock, Inc.	21,973
13	NVIDIA Corporation	3,059
55	Oracle Corporation	2,914
151	Paychex, Inc.	12,844
23	PayPal Holdings, Inc. (a)	2,488
231	Qorvo, Inc. (a)	26,849
40	QUALCOMM, Inc.	3,529
16	salesforce.com, Inc. (a)	2,602
432	Seagate Technology plc	25,704
22	ServiceNow, Inc. (a)	6,211
162	Skyworks Solutions, Inc.	19,583
122	Synopsys, Inc. (a)	16,982
205	Take-Two Interactive Software, Inc. (a)	25,098
112	TE Connectivity, Ltd.	10,734
22	Texas Instruments, Inc.	2,822
480	Twitter, Inc. (a)	15,384
91	VeriSign, Inc. (a)	17,534
5	Visa, Inc. - Class A	939
392	Western Digital Corporation	24,880
1,069	Western Union Company	28,628
1,336	Xerox Holdings Corporation	49,258
148	Xilinx, Inc.	14,470
96	Zebra Technologies Corporation (a)	24,522
		1,219,874
	Materials - 6.5%
29	Air Products & Chemicals, Inc.	6,815
706	Albemarle Corporation	51,566
1,858	Amcor plc	20,141
244	Avery Dennison Corporation	31,920
258	Ball Corporation	16,685
175	Celanese Corporation	21,546
751	CF Industries Holdings, Inc.	35,853
648	Corteva, Inc.	19,155
165	Dow, Inc.	9,030
104	DuPont de Nemours, Inc.	6,677
391	Eastman Chemical Company	30,991
40	Ecolab, Inc.	7,720
261	FMC Corporation	26,053
1,383	Freeport-McMoRan, Inc.	18,145
176	International Flavors & Fragrances, Inc.	22,708
410	International Paper Company	18,881

16	Linde plc	3,406
158	LyondellBasell Industries NV - Class A	14,928
73	Martin Marietta Materials, Inc.	20,414
2,780	Mosaic Company	60,159
248	Newmont Goldcorp Corporation	10,776
357	Nucor Corporation	20,092
279	Packaging Corporation of America	31,245
83	PPG Industries, Inc.	11,080
1,511	Sealed Air Corporation	60,183
14	Sherwin-Williams Company	8,170
123	Vulcan Materials Company	17,711
771	WestRock Company	33,084
		635,134
	Real Estate - 6.7%
123	Alexandria Real Estate Equities, Inc.	19,874
14	American Tower Corporation	3,217
853	Apartment Investment & Management Company - Class A	44,057
53	AvalonBay Communities, Inc.	11,114
132	Boston Properties, Inc.	18,198
304	CBRE Group, Inc. - Class A (a)	18,632
47	Crown Castle International Corporation	6,681
125	Digital Realty Trust, Inc.	14,967
763	Duke Realty Corporation	26,453
13	Equinix, Inc.	7,588
150	Equity Residential	12,138
58	Essex Property Trust, Inc.	17,450
250	Extra Space Storage, Inc.	26,405
290	Federal Realty Investment Trust	37,332
664	Healthpeak Properties, Inc.	22,888
1,492	Host Hotels & Resorts, Inc.	27,677
1,168	Iron Mountain, Inc.	37,224
1,930	Kimco Realty Corporation	39,970
177	Mid-America Apartment Communities, Inc.	23,339
70	Prologis, Inc.	6,240
54	Public Storage	11,500
201	Realty Income Corporation	14,800
551	Regency Centers Corporation	34,763
55	SBA Communications Corporation	13,255
52	Simon Property Group, Inc.	7,746
524	SL Green Realty Corporation	48,145
529	UDR, Inc.	24,704
300	Ventas, Inc.	17,322
491	Vornado Realty Trust	32,652
137	Welltower, Inc.	11,204
527	Weyerhaeuser Company	15,915
		653,450
	Utilities - 4.8%
1,412	AES Corporation	28,099
493	Alliant Energy Corporation	26,977
239	Ameren Corporation	18,355

82		American Electric Power Company, Inc.	7,750
134		American Water Works Company, Inc.	16,462
243		Atmos Energy Corporation	27,182
1,013		CenterPoint Energy, Inc.	27,624
306		CMS Energy Corporation	19,229
125		Consolidated Edison, Inc.	11,309
65		Dominion Energy, Inc.	5,383
112		DTE Energy Company	14,545
54		Duke Energy Corporation	4,925
183		Edison International	13,800
115		Entergy Corporation	13,777
381		Evergy, Inc.	24,799
158		Eversource Energy	13,441
181		Exelon Corporation	8,252
278		FirstEnergy Corporation	13,511
14		NextEra Energy, Inc.	3,390
1,251		NiSource, Inc.	34,828
864		NRG Energy, Inc.	34,344
410		Pinnacle West Capital Corporation	36,871
376		PPL Corporation	13,491
187		Public Service Enterprise Group, Inc.	11,042
56		Sempra Energy	8,483
90		Southern Company	5,733
137		WEC Energy Group, Inc.	12,636
169		Xcel Energy, Inc.	10,730
			466,968
		TOTAL COMMON STOCKS (Cost $9,892,644)	9,724,174

		SHORT-TERM INVESTMENTS - 0.2%
14,777		First American Government Obligations Fund, Class X, 1.51% (b)	14,777
		TOTAL SHORT-TERM INVESTMENTS (Cost $14,777)	14,777
		TOTAL INVESTMENTS - 99.9% (Cost $9,907,421)	9,738,951
		Other Assets in Excess of Liabilities - 0.1%	9,091
		NET ASSETS - 100.0%	$9,748,042

		Percentages are stated as a percent of net assets.
		The Fund’s security classifications are defined by the Fund Advisor.
	(a)	Non-income producing security.
	(b)	Rate shown is the annualized seven-day yield as of December 31, 2019.

Summary of Fair Value Disclosure at December 31, 2019 (Unaudited)

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2019:

	American Customer Satisfaction ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$57,096,902	$-	$-	$57,096,902
Exchange Traded Funds	3,115,343	-	-	3,115,343
Short-Term Investments	90,903	-	-	90,903
Total Investments in Securities	$60,303,148	$-	$-	$60,303,148

	Brand Value ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$20,574,837	$-	$-	$20,574,837
Short-Term Investments	36,402	-	-	36,402
Total Investments in Securities	$20,611,239	$-	$-	$20,611,239

	Reverse Cap Weighted U.S. Large Cap ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$9,724,174	$-	$-	$9,724,174
Short-Term Investments	14,777	-	-	14,777
Total Investments in Securities	$9,738,951	$-	$-	$9,738,951
^See Schedule of Investments for breakout of investments by sector classification.

For the period ended December 31, 2019, the Funds did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      ETF Series Solutions

By (Signature and Title)            /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date       2/17/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date       2/17/2020

By (Signature and Title)*          /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date       2/17/2020

* Print the name and title of each signing officer under his or her signature.